CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 1,081,642	$ 1,142,004
Other financial assets		383,984	559,919
Other non-financial assets		320,977	221,188
Trade and other accounts receivable		1,162,582	1,214,050
Accounts receivable from related entities		2,931	2,582
Inventories		279,344	236,666
Current tax assets		69,134	77,987
Total current assets other than non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners		3,300,594	3,454,396
Non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners		5,768	291,103
Total current assets		3,306,362	3,745,499
Non-current assets
Other financial assets		58,700	88,090
Other non-financial assets		233,741	220,807
Accounts receivable		5,381	6,891
Intangible assets other than goodwill		1,441,072	1,617,247
Goodwill		2,294,072	2,672,550
Property, plant and equipment		9,953,365	10,065,335
Current tax assets		757	17,532
Deferred tax assets		273,327	364,021
Total non-current assets		14,260,415	15,052,473
Total assets		17,566,777	18,797,972
Current liabilities
Other financial liabilities		1,430,789	1,300,949
Trade and other accounts payables		1,674,303	1,695,202
Accounts payable to related entities		382	760
Other provisions	[1]	4,794	2,783
Current tax liabilities		3,738	3,511
Other non-financial liabilities		2,454,746	2,823,963
Total current liabilities other than non-current liabilities (or disposal groups) classified as held for sale		5,568,752	5,827,168
Liabilities included in disposal groups classified as held for sale			15,546
Total current liabilities		5,568,752	5,842,714
Non-current liabilities
Other financial liabilities		5,864,910	6,605,508
Accounts payable		483,656	498,832
Other provisions	[1]	303,495	374,593
Deferred tax liabilities		872,121	949,697
Employee benefits		82,365	101,087
Other non-financial liabilities		644,702	158,305
Total non-current liabilities		8,251,249	8,688,022
Total liabilities		13,820,001	14,530,736
EQUITY
Share capital		3,146,265	3,146,265
Retained earnings		597,675	475,117
Treasury Shares		(178)	(178)
Other reserves		(76,926)	554,885
Parent's ownership interest		3,666,836	4,176,089
Non-controlling interest		79,940	91,147
Total equity		3,746,776	4,267,236
Total liabilities and equity		$ 17,566,777	$ 18,797,972

[1]	Total other provision at December 31, 2018, and 2017, include the fair value correspond to those contingencies from the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which are not provided for the normal application of IFRS enforcement and that only must be recognized in the context of a business combination in accordance with IFRS 3.